VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.5%
Iris Energy Ltd. (USD) *	211,176	$707,440
Mawson Infrastructure Group, Inc. (USD) * †	301,134	328,236
		1,035,676
Canada: 13.7%
Bitfarms Ltd. (USD) * †	865,644	969,521
Hive Blockchain Technologies Ltd. (USD) * †	396,682	1,186,079
Hut 8 Mining Corp. (USD) * †	736,802	979,947
		3,135,547
China: 6.3%
BIT Mining Ltd. (ADR) *	250,166	155,128
Canaan, Inc. (ADR) * †	399,023	1,284,854
		1,439,982
Germany: 7.3%
Bitcoin Group SE # *	19,715	543,368
Northern Data AG # *	49,377	1,124,819
		1,668,187
Jersey, Channel Islands: 0.8%
Coinshares International Ltd. (SEK) # * †	60,973	178,656
United Kingdom: 3.9%
Argo Blockchain Plc (ADR) * †	234,618	882,164
United States: 63.4%
Bakkt Holdings, Inc. * †	261,216	548,554
Bit Digital, Inc. * †	298,979	391,662
Block, Inc. *	33,229	2,042,253
	Number of Shares	Value
United States (continued)
Cipher Mining, Inc. * †	234,242	$320,912
Cleanspark, Inc. * †	206,254	808,516
Coinbase Global, Inc. *	40,699	1,913,667
Core Scientific, Inc. * †	664,208	989,670
Galaxy Digital Holdings Ltd. (CAD) * †	266,569	998,123
Marathon Digital Holdings, Inc. * †	226,986	1,212,105
MicroStrategy, Inc. *	9,825	1,614,248
Riot Blockchain, Inc. * †	353,800	1,482,422
Silvergate Capital Corp. *	29,572	1,582,989
Terawulf, Inc. *	203,748	244,498
Voyager Digital Ltd. (CAD) * †	682,455	306,852
		14,456,471
Total Common Stocks (Cost: $74,507,887)		22,796,683

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 29.4% (Cost: $6,708,119)
Money Market Fund: 29.4%
State Street Navigator Securities Lending Government Money Market Portfolio	6,708,119	6,708,119
Total Investments: 129.3% (Cost: $81,216,006)		29,504,802
Liabilities in excess of other assets: (29.3)%		(6,689,466)
NET ASSETS: 100.0%		$22,815,336

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,617,748.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,846,843 which represents 8.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	26.7%	$6,072,209
Information Technology	73.3	16,724,474
	100.0%	$22,796,683
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